Transfers of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2025
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Carrying Amounts and Fair Values of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following tables show the carrying amounts and fair values of transferred financial assets that did not qualify for derecognition and their associated financial liabilities at March 31, 2025 and 2024:

	At March 31, 2025
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥17,619,448	¥1,405,542	¥1,044,583
Carrying amount of associated liabilities	14,266,491	1,087,079	988,678

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,442,378	¥1,051,706
Fair value of associated liabilities	—	1,056,219	988,678

Net position	¥—	¥386,159	¥63,028

	At March 31, 2024
	Repurchase agreements and securities lending transactions	Loans and advances
		Residential mortgages	Corporate loans

	(In millions)
Carrying amount of assets	¥16,074,462	¥1,477,854	¥994,486
Carrying amount of associated liabilities	12,729,762	1,157,260	933,721

For those liabilities that have recourse only to the transferred assets:
Fair value of assets	¥—	¥1,574,740	¥1,003,126
Fair value of associated liabilities	—	1,159,727	933,721

Net position	¥—	¥415,013	¥69,405